PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) (Pensions, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 14,919	$ 14,194
Actual return on plan assets	896	1,127
Employer contributions	2,459	2,426
Foreign currency exchange rate changes	(638)	177
Benefit payments	(3,140)	(3,005)
Fair value of plan assets at December 31	14,496	14,919
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	10,032	9,666
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	4,004	3,172
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	$ 460	$ 2,081